RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2013
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 22: RELATED PARTY TRANSACTIONS

In the ordinary course of business, the Company has granted loans to certain directors, executive officers and their affiliates (collectively referred to as “related parties”). These loans were made on substantially the same terms, including interest rates and collateral, as those prevailing at the time for comparable transactions with other unaffiliated parties and do not involve more than normal risk of collectability.

The following represents the activity associated with loans to related parties during the year ended December 31, 2013:

(In thousands)
Balance at the beginning of the year	$5,829
Originations and Executive Officer additions	2,807
Principal payments	(337)
Decrease due to Director attrition	(375)
Balance at the end of the year	$7,924

At December 31, 2013 and December 31, 2012, the Bank had no loan receivable from the Holding Company and $1.0 million, respectively. The Holding Company sold three properties to the Company in December 2013 allowing the loan receivable to be paid off. Interest paid by the Holding Company for the years ended 2013 and 2012 was $50,000 and $53,000, respectively.

Deposits of related parties at December 31, 2013 and December 31, 2012 were $1.6 million and $1.9 million, respectively.

In October 2002, the Company entered into a land lease with one of its directors, now retired, on an arms-length basis. In January 2006, the Company entered into a lease with the Holding Company for the use of a training facility.  This lease was executed on an arms-length basis.  During 2010, the Company entered into an arm’s length lease with the Holding Company for space that is then sub-leased by the Company to a charitable organization at below-market rents. Rent expense paid to the related parties during 2013 and 2012 was $29,000 and $21,000, respectively.